   INVESTMENT ADVISER                                            OLDE
OLDE ASSET MANAGEMENT, INC.                                  CUSTODIAN FUND
                                                             ANNUAL REPORT
  PRINCIPAL UNDERWRITER                                     OCTOBER 31, 1996
OLDE DISCOUNT CORPORATION

       CUSTODIAN
  THE BANK OF NEW YORK

  INDEPENDENT AUDITORS
    ERNST & YOUNG LLP

     TRANSFER AGENT
OLDE DISCOUNT CORPORATION

                                  [DRAWING]

                                                                OLDE MONEY
For information regarding your                                MARKET SERIES
account, telephone your local
 OLDE Discount branch office
            or                                                 OLDE PREMIUM
OLDE Discount Customer Service                              MONEY MARKET SERIES
     at: 1-800-235-3100

  This report is authorized for                             OLDE PREMIUM PLUS
use by nonshareholders only when                            MONEY MARKET SERIES
  accompanied or preceded by a
     current prospectus of
      OLDE Custodian Fund.

                             OLDE CUSTODIAN FUND


                                        November 19, 1996


Dear Shareholder,

We are pleased to present the Annual Report for the year ended October 31, 1996, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains audited schedules of investments and financial statements for all three Series.

Over much of 1996, interest rates on short term money market instruments have fluctuated partly in response to uncertainty with regard to inflation. Market participants feared that economic growth and tight labor markets would lead to price pressures, which would in turn result in tightening of rates by the Federal Reserve. Such fears have proven unfounded as inflation has remained moderate and the Fed has held rates constant since January 31.

Opportunities for money fund investors arose whenever market rates turned up. For example, the Adviser purchased a number of attractive longer maturity money market securities. Additionally, the Adviser continued its strategy of purchasing variable rate securities with yields in excess of comparable non-variable rate securities.

An unwinding of investors' preconceived inflation fears commenced at the beginning of the fourth quarter, bringing narrower spreads between shorter and longer term money market securities and making it less rewarding to extend the weighted average maturities of the portfolios. As always, the Adviser will give primary attention to the quality and liquidity of investments.


                                        Sincerely,
                                        OLDE CUSTODIAN FUND



                                        Lisa S. Fildes
                                        President

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996


PRINCIPAL                                                                            AMORTIZED
AMOUNT                                                                                 COST
                 DOMESTIC COMMERCIAL PAPER - 35.22%
$ 5,455,000      C.S. First Boston, 5.350%, due 11/01/96 ........................  $  5,455,000
  2,840,000      Merrill Lynch & Company, 5.630%, due 11/01/96 ..................     2,840,000
  5,640,000      Countrywide Home Loans Inc., 5.420%, due 11/04/96 ..............     5,637,453
  2,000,000      Heller Financial Incorporated, 5.370%, due 11/05/96 ............     1,998,807
  3,960,000      Whirlpool Corporation, 5.370%, due 11/06/96 ....................     3,957,047
  4,870,000      General Motors Acceptance Corporation, 5.450%, due 11/07/96 ....     4,865,576
  4,000,000      Paine Webber Group, 5.500%, due 11/07/96 .......................     3,996,333
  3,000,000      Whirlpool Corporation, 5.370%, due 11/08/96 ....................     2,996,868
  4,000,000      Paine Webber Group, 5.500%, due 11/08/96 .......................     3,995,722
  4,500,000      Paine Webber Group, 5.380%, due 11/12/96 .......................     4,492,610
  5,000,000      Heller Financial Incorporated, 5.410%, due 11/13/96 ............     4,990,983
  2,455,000      Household Finance Corporation, 5.250%, due 11/14/96 ............     2,450,346
  4,020,000      Heller Financial Incorporated, 5.410%, due 11/14/96 ............     4,012,147
  4,000,000      Salomon Incorporated, 5.460%, due 11/15/96 .....................     3,991,507
  1,655,000      Heller Financial Incorporated, 5.370%, due 11/15/96 ............     1,651,544
  4,000,000      Prudential Funding, 5.270%, due 11/18/96 .......................     3,990,046
  1,825,000      Heller Financial Incorporated, 5.370%, due 11/18/96 ............     1,820,372
  2,000,000      Heller Financial Incorporated, 5.370%, due 11/19/96 ............     1,994,630
  3,855,000      Prudential Funding, 5.270%, due 11/19/96 .......................     3,844,842
  4,375,000      Whirlpool Financial Corporation, 5.300%, due 11/20/96 ..........     4,362,762
  4,380,000      Whirlpool Financial Corporation, 5.300%, due 11/21/96 ..........     4,367,103
  3,475,000      Household Finance Corporation, 5.25%, due 11/22/96 .............     3,464,358
    695,000      Heller Financial Incorporated, 5.330%, due 11/22/96 ............       692,839
  5,240,000      C.S. First Boston, 5.270%, due 11/25/96 ........................     5,221,590
  5,940,000      G.E. Capital Corporation, 5.250%, due 11/29/96 .................     5,915,745
  6,000,000      American General Finance, 5.250%, due 12/02/96 .................     5,972,875
  5,800,000      Sears Acceptance Corporation 5.260%, due 12/03/96 ..............     5,772,882
  4,355,000      G.E. Capital Corporation, 5.250%, due 12/04/96 .................     4,334,042
  6,385,000      Countrywide Home Loans Inc., 5.270%, due 12/05/96 ..............     6,353,220
  3,635,000      Salomon Incorporated, 5.550%, due 12/24/96 .....................     3,605,299
  4,550,000      Salomon Incorporated, 5.530%, due 12/26/96 .....................     4,511,558
  4,805,000      Paine Webber Group, 5.450%, due 01/02/97 .......................     4,759,900
  3,125,000      C.S. First Boston, 5.330%, due 01/07/97 ........................     3,094,001
                                                                                   ------------
                                                                                    131,410,007

                 YANKEE COMMERCIAL PAPER - 8.15%
  4,000,000      American Honda Finance Corporation, 5.440%, due 11/05/96 .......     3,997,582
  3,095,000      American Honda Finance Corporation, 5.440%, due 11/06/96 .......     3,092,662
  2,390,000      Toshiba International Finance UK, 5.380%, due 11/22/96 .........     2,382,499
  4,960,000      Ford Credit Europe PLC, 5.250%, due 11/26/96 ...................     4,941,917
  4,815,000      Hitachi Credit America, 5.440%, due 11/27/96 ...................     4,796,082
  2,510,000      Hitachi Credit America, 5.280%, due 12/23/96 ...................     2,490,857
  4,290,000      Toshiba International Finance UK, 5.600%, due 01/14/97 .........     4,240,617
  4,500,000      Electricity Corporation of New Zealand, 5.410%, due 02/04/97....     4,435,756
                                                                                   ------------
                                                                                     30,377,972

PRINCIPAL                                                                            AMORTIZED
AMOUNT                                                                                 COST
                 SHORT-TERM NOTES - 50.02%
$ 8,000,000      First Bank National Association, 5.325%, due 12/18/96 (a).......  $  7,999,900
  3,000,000      Keycorp,  8.200%, due 12/30/96 .................................     3,013,246
  8,000,000      Sears Acceptance Corporation, 5.600%, due 01/06/97 .............     8,002,900
  4,270,000      Traveler's Incorporated, 7.625%, due 01/15/97 ..................     4,288,828
 10,000,000      Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ..............     9,999,775
  6,000,000      American Express Centurion Bank, 5.353%, due 02/12/97 (a) ......     5,999,992
 12,000,000      Key Bank of Maine, 5.304%, due 02/14/97 (a) ....................    11,996,616
 10,000,000      Abbey National Bank, 5.279%, due 02/21/97 (a) ..................     9,998,220
  3,000,000      Ford Motor Credit Company, 5.625%, due 03/03/97 ................     2,999,021
 11,000,000      PNC Bank, National Association, 5.295%, due 04/01/97 (a) .......    10,996,222
  3,300,000      Associates Corporation, 9.700%, due 05/01/97 ...................     3,361,529
  8,000,000      American Honda Finance Corporation, 5.422%, due 05/05/97 (a) ...     7,997,984
  6,000,000      Ford Motor Credit Company, 5.530%, due 05/12/97 (a) ............     6,000,861
  8,000,000      Paccar Financial Corporation, 5.262%, due 05/14/97 (a) .........     7,996,272
  8,000,000      FCC National Bank, 6.040%, due 06/19/97 ........................     7,997,112
  2,000,000      John Deere Capital Corporation, 5.950%, due 06/30/97 ...........     1,998,503
  4,000,000      G.E. Capital Corporation, 5.469%, due 07/08/97 (a) .............     4,000,000
 12,000,000      Morgan Stanley Group, 5.511%, due 07/10/97 (a) .................    12,000,000
  5,000,000      American Express Centurion Bank, 5.353%, due 07/11/97 (a) ......     5,000,000
  3,000,000      Abbey National Bank, 5.290%, due 07/15/97 (a) ..................     2,998,692
 10,000,000      Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a) ......     9,997,372
  3,000,000      IBM Credit Corporation, 5.740%, due 08/14/97 ...................     2,998,416
  7,000,000      Paccar Financial Corporation, 5.254%, due 09/22/97 (a) .........     6,994,790
  4,000,000      Australia & New Zealand, 5.900%, due 09/23/97 ..................     4,005,759
  5,000,000      PNC Bank, National Association, 5.338%, due 10/01/97 (a) .......     4,996,393
  7,000,000      Province of Ontario, 5.700%, due 10/01/97 ......................     6,980,067
  6,000,000      Merrill Lynch & Company, 5.415%, due 10/03/97 (a) ..............     6,000,000
  5,000,000      American Express Centurion Bank, 5.345%, due 10/10/97 (a) ......     5,000,000
  5,000,000      Republic Mase Australia, 5.650%, due 10/31/97 ..................     4,995,223
                                                                                   ------------
                                                                                    186,613,693

                 U.S. GOVERNMENT SECURITIES - 2.43%
  4,000,000      U.S. Treasury Note, 6.875%, due 03/31/97 .......................     4,022,403
  5,000,000      U.S. Treasury Note, 6.125%, due 06/02/97 .......................     5,007,933
                                                                                   ------------
                                                                                      9,030,336

                 U.S. GOVERNMENT AGENCY SECURITIES - 3.88%
  2,500,000      Tennessee Valley Authority, 4.600%, due 12/16/96 ...............     2,497,348
  3,000,000      Federal Farm Credit Bank, 5.400%, due 04/01/97 .................     2,998,093
  9,000,000      Student Loan Marketing Association, 5.620%, due 06/30/97 .......     8,975,986
                                                                                   ------------
                                                                                     14,471,427
                                                                                   ------------
                                         TOTAL INVESTMENTS - 99.7% ..............   371,903,435
                                         OTHER ASSETS LESS LIABILITIES - 0.3% ...     1,243,447
                                                                                   ------------
                                         NET ASSETS - 100.0% ....................  $373,146,882
                                                                                   ============




    (a) - Variable rate securities.  The rates shown are the current rates as of October 31, 1996.




                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996



ASSETS:
  Investments at amortized cost (Note 1) .....................................  $371,903,435
  Cash .......................................................................         3,553
  Interest receivable ........................................................     1,781,784
  Prepaid expenses ...........................................................        36,121
                                                                                ------------
        TOTAL ASSETS .........................................................   373,724,893

LIABILITIES:
  Dividends payable (Note 2) .................................................       320,959
  Accrued expenses ...........................................................       164,592
  Payable to OLDE Asset Management, Inc. .....................................        92,460
                                                                                ------------
        TOTAL LIABILITIES ....................................................       578,011
                                                                                ------------
NET ASSETS applicable to 373,146,882 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .....................  $373,146,882
                                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 373,146,882 shares of beneficial interest outstanding ...................         $1.00
                                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1): ....................................................  $ 18,858,189

EXPENSES:
  Management fees ............................................................     1,685,820
  Transfer agent fees.........................................................     1,225,507
  Custodian fees .............................................................        26,630
  Professional fees ..........................................................        18,333
  Accounting fees ............................................................        16,500
  Printing and postage .......................................................        52,697
  Trustee fees ...............................................................         7,060
  Insurance ..................................................................         9,581
  Registration costs .........................................................       118,683
  12b-1 distribution costs ...................................................       210,829
                                                                                ------------
        TOTAL EXPENSES .......................................................     3,371,640
                                                                                ------------
NET INVESTMENT INCOME ........................................................  $ 15,486,549
                                                                                ============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                               YEAR ENDED OCTOBER 31
                                                                           1996                     1995
                                                                     ---------------          ---------------
OPERATIONS:
  Net investment income ...........................................  $    15,486,549          $    12,653,715
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...........................................      (15,486,549)             (12,653,715)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ...................................    1,465,487,864            1,147,453,697
  Net asset value of shares issued in reinvestment of dividends....       14,559,552               11,866,662
                                                                     ---------------          ---------------
  .................................................................    1,480,047,416            1,159,320,359
  Cost of shares redeemed .........................................   (1,420,132,540)          (1,055,376,105)
                                                                     ---------------          ---------------
  Net increase in shareholders' equity from share transactions ....       59,914,876              103,944,254
                                                                     ---------------          ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY ..............................       59,914,876              103,944,254
SHAREHOLDERS' EQUITY:
  At beginning of year ............................................      313,232,006              209,287,752
                                                                     ---------------          ---------------
  At end of year ..................................................  $   373,146,882          $   313,232,006
                                                                     ===============          ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:



                                                                      YEAR END OCTOBER 31
                                                   1996          1995         1994        1993         1992
                                                 -------       -------      -------     -------      -------
NET ASSET VALUE, BEGINNING OF YEAR ............  $1.00         $1.00        $1.00       $1.00        $1.00

INVESTMENT OPERATIONS:
   Net investment income ......................   0.0460        0.0487       0.0293      0.0230       0.0337

DISTRIBUTIONS:
   Dividends from net investment income .......  (0.0460)      (0.0487)     (0.0293)    (0.0230)     (0.0337)
                                                 -------       -------      -------     -------      -------
NET ASSET VALUE, END OF YEAR ..................  $1.00         $1.00        $1.00       $1.00        $1.00
                                                 =======       =======      =======     =======      =======
    Total return (annualized) .................  +4.60%        +4.87%       +2.93%      +2.30%       +3.37%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)...  $373,147      $313,232     $209,288    $206,775     $159,211
   Ratio of expenses to average net assets ....   1.00%         1.07%        1.05%       1.10%        1.10%
   Ratio of net investment income
   to average net assets ......................   4.60%         4.87%        2.93%       2.30%        3.37%


                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

PRINCIPAL                                                                             AMORTIZED
 AMOUNT                                                                                 COST
                DOMESTIC COMMERCIAL PAPER - 32.13%
$ 3,600,000     Paine Webber Group, 5.400%, due 11/01/96 .........................  $  3,600,000
  4,000,000     General Motors Acceptance Corporation, 5.450%, due 11/04/96.......     3,998,183
  4,425,000     Sears Acceptance Corporation, 5.420%, due 11/05/96 ...............     4,422,335
  3,280,000     American Express Credit Corporation, 5.260%, due 11/06/96 ........     3,277,604
  3,000,000     Sears Acceptance Corporation, 5.260%, due 11/07/96 ...............     2,997,370
  3,040,000     Whirlpool Corporation, 5.370%, due 11/08/96 ......................     3,036,826
  5,000,000     C.S. First Boston, 5.290%, due 11/08/96 ..........................     4,994,857
  1,675,000     Merrill Lynch & Company, 5.26%, due 11/12/96 .....................     1,672,308
  3,555,000     Paine Webber Group, 5.370%, due 11/13/96 .........................     3,548,631
  2,380,000     Household Finance Corporation, 5.250%, due 11/14/96 ..............     2,375,488
  2,385,000     Heller Financial Incorporated, 5.330%,  due 11/14/96 .............     2,380,410
  3,880,000     Whirlpool Financial Corporation, 5.300%, due 11/15/96 ............     3,872,003
  3,045,000     Household Finance Corporation, 5.250%, due 11/19/96 ..............     3,037,007
  4,150,000     Whirlpool Corporation, 5.300%, due 11/20/96 ......................     4,138,392
  4,855,000     Countrywide Home Loans Inc., 5.270%, due 11/21/96 ................     4,840,786
  5,690,000     American General Finance, 5.250%, due 11/26/96 ...................     5,669,255
  3,515,000     G.E. Capital Corporation, 5.240%, due 11/29/96 ...................     3,500,674
  3,135,000     Heller Financial Incorporated, 5.320%, due 12/03/96...............     3,120,175
  1,840,000     Countrywide Home Loans Inc., 5.290%, due 12/05/96 ................     1,830,807
  2,915,000     Countrywide Home Loans Inc., 5.270%, due 12/05/96 ................     2,900,491
  3,500,000     Salomon Incorporated, 5.550%, due 12/24/96 .......................     3,471,402
  2,500,000     Salomon Incorporated, 5.530%, due 12/26/96 .......................     2,478,878
                                                                                    ------------
                                                                                      75,163,882

                YANKEE COMMERCIAL PAPER - 10.40%
  2,305,000     B.H.P. Finance U.S.A., 5.450%, due 11/12/96 ......................     2,301,161
  4,270,000     American Honda Finance Corporation, 5.280%, due 11/18/96 .........     4,259,354
  2,680,000     Hitachi Credit America, 5.430%, due 11/22/96 .....................     2,671,511
  3,260,000     Atlas Copco AB, 5.370%, due 11/25/96 .............................     3,248,329
  3,000,000     Hitachi Credit America, 5.440%, due 11/27/96 .....................     2,988,213
  2,975,000     American Honda Finance Corporation, 5.280%, due 12/02/96 .........     2,961,474
  2,480,000     American Honda Finance Corporation, 5.300%, due 12/17/96 .........     2,463,205
  3,500,000     Electricity Corporation of New Zealand, 5.410%, due 02/04/97 .....     3,450,033
                                                                                    ------------
                                                                                      24,343,280

PRINCIPAL                                                                             AMORTIZED
 AMOUNT                                                                                 COST
                SHORT-TERM NOTES - 49.91%
$ 5,000,000     First Bank National Association, 5.325%, due 12/18/96 (a) ........  $  4,999,937
  3,000,000     Keycorp, 8.200%, due 12/30/96 ....................................     3,013,245
  4,000,000     Sears Acceptance Corporation, 5.600%, due 01/06/97 ...............     4,001,449
  1,775,000     General Motors Acceptance Corporation, 7.550%, due 01/14/97 ......     1,781,029
  4,000,000     Traveler's Incorporated, 7.625%, due 01/15/97 ....................     4,017,638
  4,000,000     Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ................     3,999,910
  2,000,000     American Express Centurion Bank, 5.353%, due 02/12/97 (a) ........     1,999,997
  3,000,000     Key Bank of Maine, 5.304%, due 02/14/97 (a) ......................     2,999,155
  5,000,000     Abbey National Bank, 5.279%, due 02/21/97 (a) ....................     4,999,111
  8,000,000     Bayerische Landesbank, New York, 5.288%, due 03/03/97 (a) ........     7,997,394
  4,000,000     PNC Bank, National Association, 5.295%, due 04/01/97 (a) .........     3,998,626
  2,000,000     American Honda Finance Corporation, 5.422%, due 05/05/97 (a) .....     1,999,495
  4,000,000     Ford Motor Credit Company, 5.530%, due 05/12/97 (a) ..............     4,000,574
  7,000,000     Paccar Financial Corporation, 5.262%, due 05/14/97 (a) ...........     6,996,738
  5,000,000     FCC National Bank, 6.040%, due 06/19/97 ..........................     4,998,195
  4,000,000     John Deere Capital Corporation, 5.950%, due 06/30/97 .............     3,997,006
  3,000,000     G.E. Capital Corporation, 5.469%, due 07/08/97 (a)................     3,000,000
 10,000,000     Morgan Stanley Group, 5.511%, due 07/10/97 (a) ...................    10,000,000
  3,000,000     American Express Centurion Bank, 5.353%, due 07/11/97 (a) ........     3,000,000
  2,000,000     Abbey National Bank, 5.290%, due 07/15/97 (a) ....................     1,999,129
  5,000,000     Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a).........     4,998,686
  4,000,000     IBM Credit Corporation, 5.740%, due 08/14/97 .....................     3,997,888
  4,000,000     Ford Motor Credit Company, 5.633%, due 09/02/97 (a) ..............     4,002,903
  3,000,000     Paccar Financial Corporation, 5.254%, due 09/22/97 (a) ...........     2,997,767
  2,000,000     Australia & New Zealand Bank, 5.900%, due 09/23/97 ...............     2,002,880
  3,000,000     Province of Ontario, 5.700%, due 10/01/97 ........................     2,991,458
  6,000,000     PNC Bank, National Association, 5.338%, due 10/01/97 (a) .........     5,995,672
  3,000,000     American Express Centurion Bank, 5.345%, due 10/10/97 (a) ........     3,000,000
  3,000,000     Republic Mase Australia, 5.650%, due 10/31/97 ....................     2,997,134
                                                                                    ------------
                                                                                     116,783,016

                U.S. GOVERNMENT SECURITIES - 3.00%
  3,000,000     U.S. Treasury Note, 6.875%, due 03/31/97 .........................     3,016,802
  4,000,000     U.S. Treasury Note, 6.125%, due 06/02/97 .........................     4,006,416
                                                                                    ------------
                                                                                       7,023,218

                U.S. GOVERNMENT AGENCY SECURITIES - 4.26%
  4,000,000     Federal Farm Credit Bank, 5.400%, due 04/01/97 ...................     3,997,458
  6,000,000     Student Loan Marketing Association, 5.620%, due 06/30/97 .........     5,983,991
                                                                                    ------------
                                                                                       9,981,449
                                                                                    ------------
                                TOTAL INVESTMENTS - 99.7% ........................   233,294,845
                                OTHER ASSETS LESS LIABILITIES - 0.3% .............       667,547
                                                                                    ------------
                                NET ASSETS - 100.0% ..............................  $233,962,392
                                                                                    ============

    (a) - Variable rate securities. The rates shown are the current rates as of October 31, 1996.

                           See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

ASSETS:
    Investments at amortized cost (Note 1) ...................................  $233,294,845
    Cash .....................................................................         2,024
    Interest receivable ......................................................     1,108,148
    Prepaid expenses .........................................................        32,131
                                                                                ------------
      TOTAL ASSETS ...........................................................   234,437,148

LIABILITIES:
  Dividends payable (Note 2) .................................................       216,351
  Accrued expenses ...........................................................       167,238
  Payable to OLDE Asset Management, Inc. .....................................        91,167
                                                                                ------------
      TOTAL LIABILITIES ......................................................       474,756
                                                                                ------------
NET ASSETS applicable to 233,962,392 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .....................  $233,962,392
                                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 233,962,392 shares of beneficial interest outstanding ...................         $1.00
                                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1): ....................................................  $ 11,729,229

EXPENSES:
  Management fees ............................................................       629,877
  Transfer agent fees ........................................................       306,871
  Custodian fees .............................................................        23,231
  Professional fees ..........................................................        18,333
  Accounting fees ............................................................        16,500
  Printing and postage .......................................................         9,864
  Trustee fees ...............................................................         3,530
  Insurance ..................................................................         8,429
  Registration costs .........................................................       138,139
  12b-1 distribution costs ...................................................       314,939
                                                                                ------------
  TOTAL EXPENSES  ............................................................     1,469,713
                                                                                ------------
NET INVESTMENT INCOME ........................................................  $ 10,259,516
                                                                                ============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED OCTOBER 31
                                                                          1996           1995
                                                                     -------------  -------------
OPERATIONS:
  Net investment income ...........................................  $  10,259,516  $   6,603,487
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...........................................    (10,259,516)    (6,603,487)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ...................................    689,651,366    478,594,356
  Net asset value of shares issued in reinvestment of dividends....      9,649,262      6,192,096
                                                                     -------------  -------------
  .................................................................    699,300,628    484,786,452
Cost of shares redeemed  ..........................................   (643,540,931)  (394,529,497)
                                                                     -------------  -------------
Net increase in shareholders' equity from share transactions ......     55,759,697     90,256,955
                                                                     -------------  -------------
NET INCREASE IN SHAREHOLDERS' EQUITY ..............................     55,759,697     90,256,955
SHAREHOLDERS' EQUITY:
  At beginning of year ............................................    178,202,695     87,945,740
                                                                     -------------  -------------
  At end of year ..................................................  $ 233,962,392  $ 178,202,695
                                                                     =============  =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of stock outstanding throughout each year:

                                                             YEAR ENDED OCTOBER 31
                                                  1996      1995      1994      1993      1992
                                                -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD .........  $1.00     $1.00     $1.00     $1.00     $1.00

INVESTMENT OPERATIONS:
  Net investment income ......................   0.0490    0.0524    0.0339    0.0276    0.0410

DISTRIBUTIONS:
  Dividends from net investment income .......  (0.0490)  (0.0524)  (0.0339)  (0.0276)  (0.0410)
                                                -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ...............  $1.00     $1.00     $1.00     $1.00     $1.00
                                                =======   =======   =======   =======   =======
  Total return (annualized) ..................  +4.90%    +5.24%    +3.39%    +2.76%    +4.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)...  $233,962  $178,203  $87,946   $103,317  $162,909
  Ratio of expenses to average net assets.....   0.70%     0.70%     0.60%     0.70%     0.56%
  Ratio of net investment income
  to average net assets ......................   4.90%     5.24%     3.39%     2.76%     4.10%

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1996

 PRINCIPAL                                                                               AMORTIZED
  AMOUNT                                                                                    COST
                 DOMESTIC COMMERCIAL PAPER - 35.81%
$10,020,000      G.T.E. Corporation, 5.450%, due 11/01/96 ............................  $ 10,020,000
  5,865,000      C.S. First Boston, 5.350%, due 11/01/96 .............................     5,865,000
 16,380,000      Salomon Incorporated, 5.420%, due 11/01/96 ..........................    16,380,000
  8,815,000      Salomon Incorporated, 5.460%, due 11/04/96 ..........................     8,810,989
 20,000,000      G.T.E. Corporation, 5.480%, due 11/04/96 ............................    19,990,867
 20,000,000      General Motors Acceptance Corporation, 5.330%, due 11/05/96 .........    19,988,155
 23,525,000      G.T.E. Corporation, 5.480%, due 11/06/96 ............................    23,507,095
 25,000,000      Heller Financial Incorporated, 5.410%, due 11/07/96 .................    24,977,459
 25,000,000      C.S. First Boston, 5.290%, due 11/08/96 .............................    24,974,285
 10,000,000      Household Finance Corporation, 5.250%, due 11/12/96 .................     9,983,958
 10,000,000      Heller Financial Incorporated, 5.410%, due 11/12/96 .................     9,983,469
 26,000,000      Whirlpool Financial Corporation, 5.370%, due 11/13/96 ...............    25,953,460
 17,275,000      Salomon Incorporated, 5.460%, due 11/14/96...........................    17,240,940
 18,445,000      American Express Credit Corporation, 5.260%, due 11/15/96 ...........    18,407,270
 12,250,000      G.T.E. Corporation, 5.280%, due 11/15/96 ............................    12,224,847
 16,400,000      Household Finance Corporation, 5.250%, due 11/15/96 .................    16,366,517
 10,000,000      Countrywide Home Loans Inc., 5.270%, due 11/20/96 ...................     9,972,186
 23,000,000      Sears Acceptance Corporation, 5.260%, due 11/20/96  .................    22,936,150
 23,365,000      Whirlpool Financial Corporation, 5.300%, due 11/21/96 ...............    23,296,203
  8,145,000      Countrywide Home Loans Inc., 5.270%, due 11/21/96 ...................     8,121,153
 30,000,000      Paine Webber Group, 5.300%, due 11/22/96  ...........................    29,907,250
 32,575,000      Ford Motor Credit Company, 5.250%, due 11/25/96 .....................    32,460,987
 15,115,000      Paine Webber Group, 5.300%, due 11/26/96 ............................    15,059,368
  8,965,000      Household Finance Corporation, 5.250%, due 11/26/96 .................     8,932,315
 22,000,000      American General Finance, 5.250%, due 11/27/96 ......................    21,916,583
 22,705,000      G.E. Capital Corporation, 5.250%, due 11/29/96 ......................    22,612,288
 25,310,000      Heller Financial Incorporated, 5.330%, due 12/02/96  ................    25,193,834
 21,525,000      Heller Financial Incorporated, 5.340%, due 12/03/96 .................    21,422,828
 24,780,000      Salomon Incorporated, 5.350%, due 12/04/96 ..........................    24,658,475
 30,000,000      C.S. First Boston, 5.260%, due 12/05/96  ............................    29,850,967
 23,240,000      Countrywide Home Loans Inc., 5.280%, due 12/06/96 ...................    23,120,701
 11,160,000      General Motors Aceptance Corporation, 5.260%, due 12/09/96 ..........    11,098,037
 20,000,000      Salomon Incorporated, 5.550%, due 12/24/96 ..........................    19,836,583
 19,175,000      Paine Webber Group, 5.450%, due 01/02/97 ............................    18,995,021
 19,875,000      C.S. First Boston, 5.330%, due 01/07/97  ............................    19,677,846
                                                                                        ------------
                                                                                         653,743,086
                 YANKEE COMMERCIAL PAPER - 4.45%
 11,973,000      B.H.P. Finance U.S.A., 5.450%, due 11/12/96 .........................    11,953,062
 12,500,000      BMW U.S Capital Corporation, 5.260%, due 11/14/96 ...................    12,476,257
 23,000,000      American Honda Finance Corporation, 5.280%, due 11/18/96 ............    22,942,653
 22,100,000      Toshiba Capital Asia, 5.400%, due 11/19/96 ..........................    22,040,330
 12,000,000      Electricity Corporation of New Zealand, 5.410%, due 02/04/97 ........    11,828,683
                                                                                        ------------
                                                                                          81,240,985

 PRINCIPAL                                                                               AMORTIZED
  AMOUNT                                                                                    COST
                 SHORT-TERM NOTES - 52.93%
$20,000,000      General Motors Acceptance Corporation, 5.725%, due 12/13/96 (a) .....  $ 20,003,910
  5,000,000      Chrysler Financial Corporation, 8.125%, due 12/16/96 ................     5,015,199
 37,000,000      First Bank National Association, 5.325%, due 12/18/96 (a) ...........    36,999,537
 13,500,000      Keycorp, 8.200%, due 12/30/96 .......................................    13,559,605
 38,000,000      Sears Acceptance Corporation, 5.600%, due 01/06/97 ..................    38,013,772
 10,000,000      General Motors Acceptance Corporation, 7.550%, due 01/14/97 .........    10,033,962
 10,000,000      Traveler's Incorporated, 7.625%, due 01/15/97 .......................    10,044,094
 36,000,000      Merrill Lynch & Company, 5.511%, due 01/24/97 (a) ...................    35,999,192
  5,000,000      Norwest Financial, 7.875%, due 01/30/97 .............................     5,034,521
 12,000,000      American Express Centurion Bank, 5.353%, due 02/12/97 (a) ...........    11,999,985
 35,000,000      Key Bank of Maine, 5.304%, due 02/14/97 (a) .........................    34,990,132
 35,000,000      Abbey National Bank, 5.279%, due 02/21/97 (a) .......................    34,993,771
 42,000,000      Bayerische Landesbank New York, 5.288%, due 03/03/97 (a) ............    41,986,317
 25,000,000      American Honda Finance Corporation, 5.637%, due 03/06/97 (a) ........    24,999,089
 20,000,000      American Express Centurion Bank, 5.357%, due 03/14/97 (a) ...........    20,000,000
 35,000,000      PNC Bank, National Association, 5.295%, due 04/01/97 (a) ............    34,987,980
  9,600,000      Associates Corporation, NA, 9.700%, due 05/01/97 ....................     9,777,317
 30,000,000      American Honda Finance Corporation, 5.422%, due 05/05/97 (a) ........    29,992,439
 25,000,000      Ford Motor Credit Company, 5.530%, due 05/12/97 (a) .................    25,003,586
 25,000,000      Paccar Financial Corporation, 5.262%, due 05/14/97 (a) ..............    24,988,352
 37,000,000      FCC National Bank, 6.040%, due 06/19/97 .............................    36,986,640
 19,000,000      John Deere Capital Corporation, 5.950%, due 06/30/97 ................    18,985,777
 43,000,000      G.E. Capital Corporation, 5.469%, due 07/08/97 (a) ..................    43,000,000
 53,000,000      Morgan Stanley Group, 5.511%, due 07/10/97 (a) ......................    53,000,000
 22,000,000      American Express Centurion Bank, 5.353%, due 07/11/97 (a) ...........    22,000,000
 25,000,000      Abbey National Bank, 5.290%, due 07/15/97 (a) .......................    24,989,108
 35,000,000      Dean Witter, Discover & Company, 5.325%, due 08/08/97 (a) ...........    34,990,804
 43,000,000      IBM Credit Corporation, 5.740%, due 08/14/97 ........................    42,977,291
 25,000,000      Ford Motor Credit Company, 5.633%, due 09/02/97 (a) .................    25,018,144
 35,000,000      Paccar Financial Corporation, 5.254%, due 09/22/97 (a) ..............    34,973,952
 19,000,000      Australia & New Zealand Bank, 5.900%, due 09/23/97 ..................    19,027,357
 39,000,000      PNC Bank, National Association, 5.338%, due 10/01/97 (a) ............    38,971,868
 24,945,000      Province of Ontario, 5.700%, due 10/01/97 ...........................    24,873,969
 44,000,000      Merrill Lynch & Company, 5.420%, due 10/03/97 (a) ...................    44,000,000
 17,000,000      American Express Centurion Bank, 5.345%, due 10/10/97 (a) ...........    17,000,000
 17,000,000      Republic Mase Australia, 5.650%, due 10/31/97 .......................    16,983,758
                                                                                        ------------
                                                                                         966,201,428

 PRINCIPAL                                                                                  AMORTIZED
  AMOUNT                                                                                      COST
                 U.S. GOVERNMENT SECURITIES - 3.24%
$28,000,000      U.S. Treasury Note, 6.875%, due 03/31/97 ............................  $   28,156,819
 31,000,000      U.S. Treasury Note, 6.125%, due 06/02/97 ............................      31,049,813
                                                                                        --------------
                                                                                            59,206,632
                 U.S. GOVERNMENT AGENCY SECURITIES - 3.17%
 10,000,000      Tennessee Valley Authority, 4.600%, due 12/16/96 ....................       9,989,392
 13,000,000      Federal Farm Credit Bank, 5.400%, due 04/01/97 ......................      12,991,740
 35,000,000      Student Loan Marketing Association, 5.620%, due 06/30/97 ............      34,906,613
                                                                                        --------------
                                                                                            57,887,745
                                                                                        --------------
                                     TOTAL INVESTMENTS - 99.6% .......................   1,818,279,876
                                     OTHER ASSETS LESS LIABILITIES - 0.4% ............       7,200,220
                                                                                        --------------
                                     NET ASSETS - 100.0% .............................  $1,825,480,096
                                                                                        ==============

 (a) - Variable rate securities.  The rates shown are the current rates as of
                               October 31, 1996.


                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                    OLDE PREMIUM PLUS MONEY MARKET SERIES
                     STATEMENT OF ASSETS AND LIABILITIES
                              OCTOBER 31, 1996

ASSETS:
  Investments at amortized cost (Note 1) .............................  $1,818,279,876
  Cash ...............................................................           1,262
  Interest receivable ................................................       9,107,453
  Deferred organizational costs ......................................           2,010
  Prepaid expenses ...................................................          73,150
                                                                        --------------
     TOTAL ASSETS ....................................................   1,827,463,751

LIABILITIES:
  Dividends payable (Note 2) .........................................       1,926,560
  Accrued expenses ...................................................          47,632
  Payable to OLDE Asset Management, Inc. .............................           9,463
                                                                        --------------
     TOTAL LIABILITIES ...............................................       1,983,655
                                                                        --------------
NET ASSETS applicable to 1,825,480,096 outstanding shares,
  unlimited number of shares authorized, $0.01 par value .............  $1,825,480,096
                                                                        ==============
NET ASSET VALUE, offering and redemption price per share
  on 1,825,480,096 shares of beneficial interest outstanding .........           $1.00
                                                                        ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME (Note 1) .............................................. $    83,074,708

EXPENSES:
  Management fees .....................................................       2,232,385
  Transfer agent fees .................................................         408,101
  Custodian fees ......................................................          87,994
  Professional fees ...................................................          20,067
  Accounting fees .....................................................          16,500
  Printing and postage ................................................          12,824
  Trustee fees ........................................................          22,389
  Insurance ...........................................................          15,077
  Amortization of organizational costs ................................          11,679
  Registration costs ..................................................         354,417
  12b-1 distribution costs ............................................       2,232,385
                                                                        ---------------
                                                                              5,413,818

Expenses waived and reimbursed ........................................      (5,413,818)
                                                                        ---------------
  NET EXPENSES ........................................................            -
                                                                        ---------------
NET INVESTMENT INCOME ................................................. $    83,074,708
                                                                        ===============

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED OCTOBER 31
                                                                              1996                   1995
                                                                      ------------------      ------------------
OPERATIONS:
  Net investment income ............................................  $       83,074,708      $       49,268,871
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ............................................         (83,074,708)            (49,268,871)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares ....................................       3,243,478,670           2,458,463,640
  Net asset value of shares issued in reinvestment of dividends.....          79,753,027              47,030,038
                                                                      ------------------      ------------------
                                                                           3,323,231,697           2,505,493,678
  Cost of shares redeemed ..........................................      (2,669,874,893)         (1,725,674,740)
                                                                      ------------------      ------------------
  Net increase in shareholders' equity from share transactions......         653,356,804             779,818,938
                                                                      ------------------      ------------------
NET INCREASE IN SHAREHOLDERS' EQUITY ...............................         653,356,804             779,818,938
SHAREHOLDERS' EQUITY:
  At beginning of year .............................................       1,172,123,292             392,304,354
                                                                      ------------------      ------------------
  At end of year ...................................................  $    1,825,480,096      $    1,172,123,292
                                                                      ==================      ==================

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each period:

                                                           YEAR ENDED OCTOBER 31           FOR THE PERIOD
                                                                                           JAN. 3, 1992 TO
                                                 1996        1995        1994      1993    OCT. 31, 1992
                                                -------     -------     -------   -------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD .......... $1.00       $1.00       $1.00     $1.00        $1.00

INVESTMENT OPERATIONS:
  Net investment income .......................  0.0560      0.0598      0.0401    0.0342       0.0340

DISTRIBUTIONS:
  Dividends from net investment income ........ (0.0560)    (0.0598)    (0.0401)  (0.0342)     (0.0340)
                                                -------     -------     -------   -------      --------
NET ASSET VALUE, END OF PERIOD ................ $1.00       $1.00       $1.00     $1.00        $1.00
                                                =======     =======     =======   =======      ========
  Total return (annualized) ................... +5.60%      +5.98%      +4.01%    +3.42%       +4.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).... $1,825,480  $1,172,123  $392,304  $170,630     $94,734
  Ratio of expenses to average net assets .....      -           -         -         -           -
  Ratio of net investment income
  to average net assets .......................    5.60%       5.98%     4.01%     3.42%       4.10%

                            See accompanying notes.

                             OLDE CUSTODIAN FUND

                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1996

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investments deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount

DEFERRED ORGANIZATIONAL COSTS
Organizational costs of OLDE Premium Plus Money Market Series are being amortized over a 60-month period from the commencement of operations.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.50%
OLDE Premium Money Market Series        0.30%
OLDE Premium Plus Money Market Series   0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Services Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per account. OLDE Discount has agreed to waive this fee for OLDE Premium Plus Money Market Series until January 1, 1997.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the year ended October 31, 1996. For the year ended October 31, 1996, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $32,979 to unaffiliated trustees.

The Adviser has voluntarily agreed to waive its management fee, accounting fee, and reimburse all other expenses of OLDE Premium Plus Money Market Series until January 1, 1997. Effective January 1, 1997 through January 1, 1998, the Adviser has voluntarily agreed to waive its management fee and accounting fee, and limit all other expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 1996, the Series incurred total expenses of $5,413,818. The Adviser waived fees of $2,248,885. OLDE Discount waived transfer agency fees of $408,101 and 12b-1 expenses of $2,232,385 and the balance was reimbursed by the Adviser, as agreed.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                0.25%
OLDE Premium Money Market Series        0.15%
OLDE Premium Plus Money Market Series   0.15%

For the period ended October 31, 1996, the annualized percentage rate of 12b-1 expense was .06% for OLDE Money Market Series, .15% for OLDE Premium Money Market Series and .15% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the period ended October 31, 1996 are as follows:

        OLDE Money Market Series:
          Purchases:            $1,834,095,188
          Sales (including maturities):   $1,783,165,638
        OLDE Premium Money Market Series:
          Purchases:            $1,271,242,059
          Sales (including maturities):   $1,221,383,884
        OLDE Premium Plus Money Market Series:
          Purchases:            $7,973,652,988
          Sales (including maturities):   $7,361,931,657

Broker commissions paid on purchases made by the Fund are infrequent and immaterial.

7. BANK LINE OF CREDIT
At October 31, 1996 a secured line of credit in the amount of $5,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of October 31, 1996.

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[ERNST & YOUNG LLP LETTERHEAD] REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 1996, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Detroit, Michigan
November 27, 1996

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